Subsequent events (Details Narrative) - Subsequent Event [Member]	Jan. 02, 2026 $ / shares shares
Contractor [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares	5,000,000
Shares Issued, Price Per Share | $ / shares	$ 0.01
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Jun. 30, 2028
Advisor [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares	1,000,000
Shares Issued, Price Per Share | $ / shares	$ 0.01
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Date	Jun. 30, 2028